INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details)) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	$ 2,977,000	$ 227,000
Less accumulated amortization	(298,034)
Less - impairment	(2,344,420)
Total intangible assets	334,546	227,000	325,296
Technology license [Member]
Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	370,000
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	$ 2,607,000	$ 227,000